Deferred Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Sep. 30, 2023	Dec. 31, 2021
Deferred Income Taxes [Line Items]
Net operating loss carry forwards	$ 1,248,630	$ 5,900,000	$ 438,209
Deferred tax liability	$ 599,000	$ 584,000
Percentage of net operating loss carryforwards		80.00%
Long-term deferred tax liability		$ 584,000
Cumulative tax effect percentage	(3.40%)
Net cumulative current deferred tax asset	$ 168,000
Net cumulative long-term deferred tax liability	769,000
Accrued interest and penalties	$ 0
Federal Income Tax [Member]
Deferred Income Taxes [Line Items]
Cumulative tax effect percentage	13.50%